Amount Due to Related Parties (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Related Party Transactions [Abstract]
Schedule of Amount Due to Related Parties
	Period Ended	Year Ended
	December 31, 2018	March 31, 2018
	(Unaudited)	(Restated)
Due to related parties	$3,475	$622

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Due to related parties	$622	$-